Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses	$ 12,965,000		$ 2,652,000	$ 2,202,000
Other current liabilities	$ 355,000		$ 55,000	$ 1,930,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000	500,000,000
Common stock, shares issued	21,888,976		13,303,795	5,873,711
Common stock, shares outstanding	21,888,976	21,888,976	13,303,795	5,873,711
Related party
Accounts payable and accrued expenses	$ 401,000		$ 81,000	$ 0
Other current liabilities	$ 160,000		$ 0	$ 1,867,000